PROMISSORY NOTES PAYABLE	12 Months Ended
Jun. 30, 2019
Promissory Notes Payable
PROMISSORY NOTES PAYABLE

Promissory Note A – February 1, 2019

On February 1, 2019, the Company issued an unsecured promissory note (the “Promissory Note A”) in the principal amount of US $150,000. The Promissory Note A matured on May 1, 2019 and bears interest at a rate of 10% per annum, accrued monthly and due at maturity. As at the date of these financial statements, the Promissory Note A is in default and remains outstanding. In connection with the Promissory Note A, the Company also issued warrants for the purchase of 150,000 common shares of the Company exercisable until January 31, 2020 at a price of $1.00 per share.

The Promissory Note A was determined to be a compound instrument, comprising a liability and warrants. The initial carrying amount of the financial liability was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt having no warrants. Using the residual method, the carrying amount of the warrants issued is the difference between the principal amount and the initial fair value of the financial liability.

The fair value of the liability was determined to be $192,142 (US $146,729). The residual value of $4,283 (US $3,271) was allocated to warrants. The carrying value of the Promissory Note A, net of the warrant component, has been accreted using the effective interest rate method over the term of the Promissory Note A, such that the carrying amount of the financial liability will equal the principal balance at maturity.

As at June 30, 2019, the value of the Promissory Note A amounted to $204,484 (US $156,250). Accretion expense of $8,715 and interest expense of $8,340 was recorded for the year ended June 30, 2019.

Promissory Note B – June 12, 2019

On June 12, 2019, the Company issued a secured promissory note (the “Promissory Note B”) in the principal amount of $261,740 (US $200,000). The Promissory Note B matures on March 31, 2020 and bears interest at a rate of 15% per annum, accrued monthly and due at maturity. The Promissory Note B is secured by the convertible preferred shares investment in NWN Inc. Furthermore, this is considered to be a related party transaction by virtue of a common officer and director.

As at June 30, 2019, the value of the Promissory Note B amounted to $263,690 (US $201,479). Interest expense of $1,950 was recorded for the year ended June 30, 2019.

Promissory Note C – June 19, 2019

On June 19, 2019, the Company issued secured promissory notes (the “Promissory Note C”) in the aggregate principal amount of $654,350 (US $500,000). The Promissory Note C matures on December 18, 2019 and bears interest at a rate of 15% per annum, accrued monthly and due at maturity. The Promissory Note C is secured by a general security interest over all the assets of Cordova OR Holdings, LLC, a wholly owned subsidiary of the Company and parent to OR Operations. In connection with the Promissory Note C, the Company issued warrants for the purchase of 200,000 common shares of the Company exercisable until June 18, 2021 at a price of $1.00 per share.

The Promissory Note C was determined to be a compound instrument, comprising of a liability and warrants. The initial carrying amount of the financial liability was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt having no warrants. Using the residual method, the carrying amount of the warrants issued is the difference between the principal amount and the initial fair value of the financial liability.

The fair value of the liability was determined to be $652,675 (US $489,152). The residual value of $14,367 (US $10,848) was allocated to warrants. The carrying value of the Promissory Note C, net of the warrant component, has been accreted using the effective interest rate method over the term of the Promissory Note C, such that the carrying amount of the financial liability will equal the principal balance at maturity.

As at June 30, 2019, the value of the Promissory Note C amounted to $644,020 (US $492,086). Accretion expense of $847 and interest expense of $3,020 was recorded for the year ended June 30, 2019 (June 30, 2018 – $nil).